UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-5346
Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2017

Item 1. Schedule of Investments.

AlphaMark Actively Managed Small Cap ETF
Schedule of Investments
December 31, 2017 (Unaudited)

Shares	Security Description		Value
	COMMON STOCKS - 87.8%
	Construction - 0.8%
2,960	LGI Homes, Inc. (a)		$222,089
	Educational Services - 2.9%
49,431	K12, Inc. (a)		785,953
	Finance and Insurance - 15.4%
3,523	Credit Acceptance Corporation (a)		1,139,620
20,298	Employers Holdings, Inc.		901,231
5,146	MarketAxess Holdings, Inc.		1,038,205
95,894	Net 1 UEPS Technologies, Inc. (a)		1,140,180
			4,219,236
	Information - 0.8%
4,773	Shutterstock, Inc. (a)		205,382
	Information Technology - 3.9%
38,660	Barracuda Networks, Inc. (a)		1,063,150
	Management of Companies and Enterprises - 3.7%
8,219	Cooper-Standard Holdings, Inc. (a)		1,006,828
	Manufacturing - 41.8%
35,777	BioTelemetry, Inc. (a)		1,069,732
14,895	Cirrus Logic, Inc. (a)		772,455
11,527	Emergent BioSolutions, Inc. (a)		535,660
272,013	Genocea Biosciences, Inc. (a)		315,535
38,115	Hollysys Automation Technologies, Ltd.		848,821
20,071	II-VI, Inc. (a)		942,334
31,453	MaxLinear, Inc. (a)		830,988
31,166	Motorcar Parts of America, Inc. (a)		778,838
24,981	Natus Medical, Inc. (a)		954,274
5,871	Sanderson Farms, Inc.		814,777
15,578	Sturm Ruger & Company, Inc.		870,031
93,928	Sucampo Pharmaceuticals, Inc. (a)		1,686,008
28,589	Tower Semiconductor, Ltd. (a)		974,313
			11,393,766
	Mining, Quarrying, and Oil and Gas Extraction - 2.7%
31,596	Basic Energy Services, Inc. (a)		741,558
	Professional, Scientific, and Technical Services - 12.8%
22,776	AMN Healthcare Services, Inc. (a)		1,121,718
7,923	Echo Global Logistics, Inc. (a)		221,844
19,950	Enanta Pharmaceuticals, Inc. (a)		1,170,666
21,955	RealPage, Inc. (a)		972,607
			3,486,835
	Retail Trade - 3.0%
41,046	Diplomat Pharmacy, Inc. (a)		823,793
	TOTAL COMMON STOCKS (Cost $18,871,764)		23,948,590

	SHORT-TERM INVESTMENTS - 12.3%
3,341,048	Fidelity® Institutional Money Market Funds - Government Portfolio, Class I, 1.15% *		3,341,048
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,341,048)		3,341,048
	Total Investments (Cost $22,212,812) - 100.1%		27,289,638
	Liabilities in Excess of Other Assets - (0.1)%		(15,794)
	TOTAL NET ASSETS - 100.0%		$27,273,844

	Percentages are stated as a percent of net assets.

	(a) Non-income producing security.
	* Rate shown is the annualized seven-day yield as of December 31, 2017.
	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

	The cost basis of investments for federal income tax purposes at December 31, 2017 is as follows+:
	Cost of investments	$22,212,812
	Gross unrealized appreciation	6,660,027
	Gross unrealized depreciation	(1,583,201)
	Net unrealized appreciation	$5,076,826

+Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at December 31, 2017 (Unaudited)

The Fund utilizes various methods to measure the fair value of their investments on a recurring basis.  Generally accepted accounting principals in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2017:

	AlphaMark Actively Managed Small Cap ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$23,948,590	$-	$-	$23,948,590
Short-Term Investments	3,341,048	-	-	3,341,048
Total Investments in Securities	$27,289,638	$-	$-	$27,289,638
^See Schedule of Investments for breakout of investments by sector classification.
Transfers between levels are recognized at the end of the reporting period. During the period ended December 31, 2017, the Fund did not recognize any transfers to or from Levels 1, 2, or 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     ETF Series Solutions

By (Signature and Title)       /s/ Paul R. Fearday
  Paul R. Fearday, President (principal executive officer)

Date         2/26/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Paul R. Fearday
 Paul R. Fearday, President (principal executive officer)

Date         2/26/18

By (Signature and Title)*        /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date         2/26/18

* Print the name and title of each signing officer under his or her signature.